Supplement dated January 4, 2021
to the following Statement of Additional Information (SAI), as supplemented:
SAI	SAI Dated
Columbia Funds Variable Series Trust II	5/13/2020
Effective January 1, 2021, the Board of Trustees for Columbia Funds Variable Series Trust II is comprised of George S. Batejan, Kathleen Blatz, Pamela G. Carlton, Janet Langford Carrig, J. Kevin Connaughton, Olive Darragh, Patricia M. Flynn, Brian J. Gallagher, Douglas A. Hacker, Nancy T. Lukitsh, David M. Moffett, Catherine James Paglia, Christopher O. Petersen, Anthony M. Santomero, Minor M. Shaw, Natalie A. Trunow, and Sandra Yeager.
Shareholders should retain this Supplement for future reference.
S-6466-352 A (1/21)